DISAGGREGATION OF REVENUE LONG-LIVED ASSETS (Details 4) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Property plant and equipment	$ 1,526,000	$ 1,462,000	$ 2,220,000
Accumulated depreciation	1,253,000	1,118,000	1,438,000
Net book value	273,000	344,000	782,000
United Kingdom [Member]
Property plant and equipment	453,000	394,000	394,000
Accumulated depreciation	409,000	348,000	321,000
Net book value	44,000	46,000	73,000
United States [Member]
Property plant and equipment	1,073,000	1,068,000	1,825,000
Accumulated depreciation	844,000	770,000	1,116,000
Net book value	229,000	298,000	709,000
Tenant Incentives [Member]
Property plant and equipment	145,000	145,000	136,000
Website Design [Member]
Property plant and equipment	6,000	6,000	6,000
Computer Equipment [Member]
Property plant and equipment	650,000	620,000	566,000
Office Machine & Equipment [Member]
Property plant and equipment	97,000	89,000	88,000
Furniture & Fixtures [Member]
Property plant and equipment	437,000	429,000	427,000
Leasehold Improvements [Member]
Property plant and equipment	191,000	173,000	997,000
Computer Equipment [Member] | United Kingdom [Member]
Property plant and equipment	193,000	160,000	165,000
Computer Equipment [Member] | United States [Member]
Property plant and equipment	457,000	460,000	401,000
Website Design [Member] | United Kingdom [Member]
Property plant and equipment	0	0	0
Website Design [Member] | United States [Member]
Property plant and equipment	6,000	6,000	6,000
Office Machine & Equipment [Member] | United Kingdom [Member]
Property plant and equipment	45,000	36,000	37,000
Office Machine & Equipment [Member] | United States [Member]
Property plant and equipment	52,000	53,000	51,000
Furniture & Fixtures [Member] | United Kingdom [Member]
Property plant and equipment	86,000	79,000	77,000
Furniture & Fixtures [Member] | United States [Member]
Property plant and equipment	351,000	350,000	350,000
Leasehold Improvements [Member] | United Kingdom [Member]
Property plant and equipment	129,000	119,000	116,000
Leasehold Improvements [Member] | United States [Member]
Property plant and equipment	62,000	54,000	881,000
Tenant Incentives[Member] | United Kingdom [Member]
Property plant and equipment	0	0	0
Tenant Incentives[Member] | United States [Member]
Property plant and equipment	$ 145,000	$ 145,000	$ 136,000